Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Vendor prepayments	$ 261,368	$ 821,266
VAT recoverable and other current assets	49,480	24,433
Other short-term receivables	31,568	10,664
Prepaid insurance	297,294	69,019
Total prepaid expenses and other current assets	$ 639,710	$ 925,382